SCHEDULE OF LAND USE RIGHTS NET (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Land Use Rights Net
Land use right	$ 113,335	$ 149,019
Less: accumulated amortization	(21,736)	(29,383)
Land use right, net	$ 91,599	$ 119,636